COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 19 – COMMITMENTS AND CONTINGENCIES

Contractual Obligations and Commercial Commitments

Financing Commitment

On January 19, 2018, we entered into an equity line of credit agreement with Tangiers Global, LLC (“Tangiers”). Under the equity line agreement, Tangiers has agreed to provide the Company with up to $10,000,000 of funding through the purchase of shares of the Company’s common stock. During the term of the agreement, the Company may deliver a put notice to Tangiers, which will specify the number of shares which the Company will sell to Tangiers. The maximum amount that the Company shall be entitled to put to Tangiers per any applicable put notice is that number of shares of our common stock up to or equal to 400% of the average of the daily trading volume of our common stock for the eight consecutive trading days immediately prior to the date of the applicable put notice. The minimum amount the Company can draw down at any one time is $5,000, and the maximum amount the Company can draw down at any one time is $1,000,000, as determined by multiplying the put amount by the average daily volume weighted average prices of our common stock for the ten (10) trading days immediately prior to the applicable put notice.

A closing will occur on the date which is no earlier than five (5) trading days following, and no later than seven (7) trading days following, the applicable put notice. On each closing date, the Company will sell, and Tangiers will purchase, the shares of the Company’s common stock specified in the put notice. The amount to be paid by Tangiers on a particular closing date will be determined by multiplying the purchase price by the number of shares specified in the put notice. The purchase price is 85% of the average the two lowest volume weighted average trading prices of the Company’s common stock during the pricing period applicable to the put notice. The pricing period, with respect to a particular put notice, is five consecutive trading days including, and immediately following, the delivery of a put notice to Tangiers. The Company may submit a put notice once every eight trading days, provided the closing of the previous transaction has taken place. The Company is under no obligation to submit any put notices.

The Company subsequently delivered four (4) put notices to Tangiers, and, as of June 30, 2016, received $2,581,108, under the terms of the equity line of credit agreement from the sale of 2,907,944 shares of the Company’s common stock to Tangiers.

Clinical Trial Agreement

Under the terms of an agreement dated November 11, 2017, we committed to pay the costs to perform clinical trials with The University of the West Indies through the Topical Metabolism Research Unit of the Caribbean Institute for Health Research located in Kingston, Jamaica, initially scheduled as follows:

•

An instalment of $50,000 upon both the approval of specific protocol by the Ethics Committee of the Institutional Review Board of the Ministry of Health, Jamaica, and the execution of the clinical trial agreement,

•

An instalment of $51,182 upon the enrollment of the 12th patient,

•

An instalment of $51,182 after all twelve patients go through the washout period determined in the specific protocol and return for a second dose, and

•

An instalment of $51,182 upon completion of the clinical trial.

Additionally, we have agreed to reimburse The University of the West Indies for care and treatment of patients suffering adverse reactions or injury sustained by a patient, as a direct result of the clinical trial.

Research Laboratory

In October 2017, our 95% owned subsidiary, Prana Therapeutics, Inc (“PTI”), entered into a research agreement with the University of Florida Trustees (“UFT”). Under the terms of the research agreement PTI committed to pay UFT $303,544 in four (4) installments, of which $75,886 is owing as of June 30, 2018.

Executive Office Lease

Effective August 1, 2017, we signed a thirty-six-month lease of approximately 6,683 square feet of commercial office space in Golden, Colorado that we use as our executive offices. The lease expires on July 31, 2020 and requires the payment of monthly base rental rates of $3,302 through July 31, 2018, $3,000 through July 31, 2019 and $3,799 through July 31, 2020. As additional rent, we are required to pay for an allocation of common area costs and expenses, plus all utilities. Future minimum payments for this lease are:

For the Twelve Months Ending June 30,
2019	2020	2021	2021	2022
$41,802	$45,295	$3,800	$0	$0

Extraction Facility Lease

Effective October 1, 2017, we entered into a lease of approximately 40,000 square feet of industrial space in Weldona, Colorado that we us as our industrial hemp extraction facility and industrial hemp cultivation center. The term of the lease expires on October 31, 2018, with an annual option to renew that expires on September 30, 2022. The rent is $7,500 per month throughout the term of the lease, plus we are responsible for all utilities.

Industrial Hemp Crop Under Cultivation

We entered into a farm lease for acreage on which the Company is growing an industrial hemp crop. The rent for the acreage under the terms of the farm lease is in an amount per acre predicated upon the total weight in pounds of industrial hemp flower harvested at a rate of $2 per pound (dry weight, after thrashing to remove seeds), with a minimum of $1,000 per acre. The rent is payable in three (3) installments; (i) one third on November 15, 2018, (ii) one third on December 31, 2018 and (iii) the remainder of all rents is payable on February 15, 2019.

Industrial Hemp Crop Under Cultivation – Transaction With and Commitment to a Related Party

Approximately 30% of the farm acreage, on which we are growing our industrial hemp crop, is contractually controlled by a joint venture, NEC Agri Services, LLC (“NEC”). Our Principal Financial Officer is one of the managing members and owners of NEC. In exchange for supplying the farm acreage along with certain farm equipment, infrastructure and our lead farmer and farm management, the Company agreed to pay NEC a stipulated dollar amount per weight in pounds of industrial hemp flower harvested on the NEC farm acreage (dry weight after thrashing for the removal of seeds), reduced by a ratable allocation per acre of total farming costs for the industrial hemp crop under cultivation. We believe the stipulated dollar amount per weight in pounds is commensurate to the fair market value that we could have received from an independent farmer and land owner.

NOTE 19 – COMMITMENTS AND CONTINGENCIES

Contractual Obligations and Commercial Commitments

Consulting Agreement for GAAP Reporting Services

On February 20, 2016, we entered into a consulting agreement with a third party that has a twelve-month term, and which can be extended by mutual agreement. The agreement provides for the issuance of a five (5) year warrant to the consultant, upon the execution of the agreement, to purchase 250,000 shares of our common stock at a price of $0.18 per share, plus the payment of $7,500 on the first day of each month, beginning March 1, 2016, coupled with the monthly issuance of five (5) year warrants to purchase our common stock in a number of shares determined by dividing $7,500 by $0.18 per share. These warrants are exercisable at a price of $0.18 per share. During the years ended December 31, 2017 and 2016, we recognized in our consolidated statements of operations expenses in the total amount of $156,630 and $394,215, respectively, related to this contract, as follows:

	December 31,
	2017	2016
Cash paid to consultant	$30,000	$15,000
Fair value of shares of common stock issued to consultant	27,297	62,781
Fair value of warrants issued to consultant	99,333	319,419
	$156,630	$397,200

Financing Commitment

On December 28, 2016, we entered into an equity line of credit agreement with Tangiers Global, LLC (“Tangiers”). Under the equity line agreement, Tangiers has agreed to provide the Company with up to $10,000,000 of funding through the purchase of shares of the Company’s common stock. During the term of the agreement, the Company may deliver a put notice to Tangiers, which will specify the number of shares which the Company will sell to Tangiers. The minimum amount the Company can draw down at any one time is $5,000, and the maximum amount the Company can draw down at any one time is $350,000 as determined by the formula contained in the equity line agreement.

A closing will occur on the date which is no earlier than five trading days following, and no later than seven trading days following, the applicable put notice. On each closing date, the Company will sell, and Tangiers will purchase, the shares of the Company’s common stock specified in the put notice. The amount to be paid by Tangiers on a particular closing date will be determined by multiplying the purchase price by the number of shares specified in the put notice. The purchase price is 85% of the average of the two lowest trading prices of the Company’s common stock during the pricing period applicable to the put notice. The pricing period, with respect to a particular put notice, is five consecutive trading days including, and immediately following, the delivery of a put notice to Tangiers. The Company may submit a put notice once every ten trading days provided the closing of the previous transaction has taken place. The Company is under no obligation to submit any put notices.

The equity line agreement has a term of 36 months, which will begin on the effective date of the registration statement, which the Company has agreed to file with the Securities and Exchange Commission so that the shares of common stock to be sold to Tangiers may be sold in the public market. The Company issued a promissory note to Tangiers for the principal sum of $35,000 as a commitment fee for the equity line. The note bears interest at 10% per year, is unsecured, and is due and payable on July 8, 2017. The note is recorded on our consolidated balance sheet at December 31, 2016 in the amount of $35,000, net of a discount of $34,453. At the option of Tangiers, all or any part of the unpaid principal amount of the note may be converted into shares of the Company’s common stock. The number of shares to be issued on any conversion will be determined by dividing the principal amount of the note to be converted by $1.00.

Clinical Trial Agreement

Under the terms of an agreement dated November 11, 2017, we committed to cover the costs to perform clinical trials with The University of the West Indies through the Topical Metabolism Research Unit of the Caribbean Institute for Health Research located in Kingston, Jamaica, initially scheduled as follows:

•

An instalment of $50,000 upon both the approval of specific protocol by the Ethics Committee of the Institutional Review Board of the Ministry of Health, Jamaica, and the execution of the clinical trial agreement,

•

An instalment of $51,182 upon the enrollment of the 12th patient,

•

An instalment of $51,182 after all twelve patients go through the washout period determined in the specific protocol and return for a second dose, and

•

An instalment of $51,182 upon completion of the clinical trial.

Additionally, we have agreed to reimburse The University of the West Indies for care and treatment of adverse reactions or injury sustained by a patient, as a direct result of the clinical trial.

Research Laboratory

Under the terms of a research agreement entered into in October 2017 with the University of Florida Trustees (“UFT”), we committed to pay UFT $151,772, upon the execution of the research agreement, and $75,886 in each of the months of February 2018 and June 2018, for a total commitment of $303,544.

Executive Office Lease

Effective August 1, 2018, we signed a thirty-six-month lease of approximately 6,683 square feet of commercial office space in Golden, Colorado that we use as our executive offices. The lease expires on July 31, 2020 and requires the payment of monthly base rental rates of $3,302 through July 31, 2018, $3,000 through July 31, 2019 and $3,799 through July 31, 2020. As additional rent, we are required to pay for an allocation of common area costs and expenses, plus all utilities.

Weldona Facility Lease

Effective October 1, 2017, we entered into a lease of approximately 40,000 square feet of industrial space in Weldona, Colorado that we us as our hemp extraction facility and hemp cultivation center. The term of the lease expires on October 31, 2018, with an annual option to renew that expires on September 30, 2022. The rent is $7,500 per month throughout the term of the lease, plus we are responsible for all utilities.

Legal Proceedings

There have been no material developments in legal proceedings in which we are involved during the year ended December 31, 2017.